Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
NOTE 5:-	INVENTORIES

	December 31,
	2010	2011

Raw materials	$7,417	$14,418
Work in progress	203	1,723
Finished products	58,301	77,324

	$65,921	$93,465

Finished products include products shipped to customers for which revenues were not recognized as of December 31, 2011. Such products amounted to $ 30,228 and $ 49,101 at December 31, 2010 and 2011, respectively.

During the year ended December 31, 2009, 2010 and 2011, the Company recorded inventory write-offs for excess inventory and slow moving inventory in a total amount of $ 4,185, $ 1,963 and $ 3,483, respectively, that have been included in cost of revenues.

Inventory write-off provision as of December 31 2011 and 2010 amounted of $ 3,505 and $ 1,182, respectively.